INVESTMENT IN AN AFFILIATE (Schedule of Financials) (Details) - New York Global Innovations, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments in and Advances to Affiliates [Line Items]
Current assets	$ 706	$ 896
Non-current assets
Total assets	$ 706	$ 896
Current liabilities	50	66
Non-current liabilities	5	60
Shareholders' equity	651	770
Total liabilities and shareholders' equity	$ 706	896
Revenue		244	$ 1,288
Gross profit		204	$ 724
Gain on sale of assets		754
Net income (loss)	$ (139)	$ 342	$ (298)